DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
DISCONTINUED OPERATIONS [Abstract]
Revenue	$ 97	$ 567
Cost of revenue	95	569
Gross profit (Excess of cost of revenue over revenue)	2	(2)
Selling, general and administrative expenses	5	101
Operating loss	(3)	$ (103)
Other income, net	$ 3
Income tax benefit
Loss from discontinued operations		$ (103)